IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Parenthetical) (Detail)	Jan. 31, 2026
Disclosure of credit risk exposure [line items]
Weighted average risk rate of credit	100.00%
Weighted average risk rate of non financial institutions	1250.00%
Weighted average risk rate of settlement risk below threshold limit	250.00%